CURRENT AND DEFERRED INCOME TAX	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
CURRENT AND DEFERRED INCOME TAX
CURRENT AND DEFERRED INCOME TAX

Income tax expense differs from the amount that would be computed by applying the Canadian statutory rate of 26% (2016: 26%) to income before income taxes. The reasons for the differences are as follows:

Years ended December 31	2017	2016
	$	$
Income before taxes	74,587	80,985
Statutory tax rate	26.00%	26.00%
Expected income tax	19,392	21,056

Decrease resulting from:
Permanent differences	(17,048)	(15,321)
Foreign exchange	4,806	(2,752)
Differences in foreign and future tax rates	48,167	2,249
Mining & overseas withholding tax	5,134	9,498
Expired losses	3,658	—
Change in estimates in respect of prior years	(484)	(5,970)
Tax benefits not recognized in prior year reversed in current year	—	(3,412)
Movement in deferred tax not recognized	(60,540)	7,601
Other	36	3,079
Total income tax expense	3,121	16,028

Current tax expense	3,094	17,886
Deferred tax expense	27	(1,858)
Total income tax expense	3,121	16,028

In the normal course of business we are subject to assessment by taxation authorities in various jurisdictions. These authorities may have different interpretations of tax legislation or tax agreements than those applied by us in computing current and future income taxes. These different interpretations may alter the timing or amounts of taxable income or deductions. The final amounts of taxes to be paid or recovered depends on a number of factors including the outcome of audits, appeals and negotiation. We provide for potential differences in interpretation based on the best estimate of the probable outcome of these matters. Changes in these estimates could result in material adjustments to our current and future income taxes.

United States tax reform

In December 2017 tax reform was enacted in the United States. The significant changes include (i) a reduction to corporate income tax rates from 35% to 21% effective January 1, 2018, and (ii) a repeal of corporate Alternative Minimum Tax (AMT) which together resulted in a deferred tax recovery of $6,449,000 on our net deferred tax liability in the United States.

Argentina tax reform

In December 2017 tax reform was enacted in Argentina, that resulted in a reduction in long-term corporate income tax rates from 35% to 25%. As at December 31, 2017 we do not recognize any deferred tax assets in Argentina, but the impact of the rate change results in an increase in deferred tax expense included in our rate reconciliation due to a reduction in deferred tax assets as a result of the future tax rate change of $44,886,000, offset by a corresponding reduction in deferred tax expense due to a decrease in unrecognized deferred tax assets.

10.	CURRENT AND DEFERRED INCOME TAX (Continued)

The tax effected items that give rise to significant portions of the deferred income tax assets and deferred income tax liabilities for the years ended December 31, 2017 and 2016 are presented below:

					Balance as at December 31, 2017
	Net balance at beginning of year	Recognized in statement of income	Recognized in OCI	Acquisition of Seabee Gold Operation	Net	Deferred tax assets	Deferred tax liabilities
	$	$	$	$	$	$	$
Marketable securities	(16,949)	—	3,744	—	(13,205)	—	(13,205)
Inventory	(1,984)	(5,260)	—	—	(7,244)	—	(7,244)
Property, plant and equipment	(96,614)	15,320	—	—	(81,294)	1,016	(82,310)
Close down and restoration provision	3,917	(2,130)	—	—	1,787	1,787	—
Convertible notes	(5,497)	1,441	—	—	(4,056)		(4,056)
Carry forward tax loss and tax credits	20,682	3,404	(2,256)	—	21,830	21,830	—
Mining and foreign withholding tax	(37,151)	(2,076)	—	—	(39,227)	—	(39,227)
Other	17,805	(10,726)	(246)	—	6,833	13,981	(7,148)
Net deferred tax (liabilities) assets before set-off	(115,791)	(27)	1,242	—	(114,576)	38,614	(153,190)
Offset tax	—	—	—		—	(38,614)	38,614
Net deferred tax (liabilities) assets	(115,791)	(27)	1,242	—	(114,576)	—	(114,576)

					Balance as at December 31, 2016
	Net balance at beginning of year	Recognized in statement of income	Recognized in OCI	Acquisition of Seabee Gold Operation (note 3)	Net	Deferred tax assets	Deferred tax liabilities
	$	$	$	$	$	$	$
Marketable securities	(7,398)	—	(9,551)	—	(16,949)	—	(16,949)
Inventory	(4,882)	5,031	—	(2,133)	(1,984)	—	(1,984)
Property, plant and equipment	(25,499)	1,496	—	(72,611)	(96,614)	109	(96,723)
Close down and restoration provision	2,750	(308)	—	1,475	3,917	3,917	—
Convertible notes	(6,938)	1,441	—	—	(5,497)	—	(5,497)
Carry forward tax loss and tax credits	16,408	(8,247)	1,948	10,573	20,682	20,682	—
Mining and foreign withholding tax	(10,694)	(1,256)	—	(25,201)	(37,151)	—	(37,151)
Other	7,227	3,700	(208)	7,086	17,805	18,024	(219)
Net deferred tax (liabilities) assets before set-off	(29,026)	1,857	(7,811)	(80,811)	(115,791)	42,732	(158,523)
Offset tax	—	—	—	—	—	(41,636)	41,636
Net deferred tax (liabilities) assets	(29,026)	1,857	(7,811)	(80,811)	(115,791)	1,096	(116,887)

As at December 31, 2017, there was a deferred tax liability of $22,744,000 (December 31, 2016 - $26,598,000) for temporary differences of $75,814,000 (December 31, 2016 - $88,661,000) related to investments in subsidiaries. However, this liability was not recognized because we control the dividend policy of our subsidiaries (i.e. we control the timing of reversal of the related taxable temporary differences and we are satisfied that they will not reverse in the foreseeable future).

10.	CURRENT AND DEFERRED INCOME TAX (Continued)

We recognize tax benefits on losses or other deductible amounts generated in countries where the probable criteria for the recognition of deferred tax assets has been met. Our unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consist of the following amounts:

Years ended December 31	2017	2016
	$	$
Inventory	11,237	4,063
Property, plant and equipment	79,336	116,852
Close down and restoration provision	38,027	37,717
Carry forward tax loss and tax credits	396,830	420,007
Other items	75,327	63,778
Unrecognized deductible temporary differences	600,757	642,417

At December 31, 2017, we had the following estimated tax operating losses available to reduce future taxable income, including both losses for which deferred tax assets are utilized to offset applicable deferred tax liabilities and losses for which deferred tax assets are not recognized as listed in the table above. Losses expire at various dates and amounts between 2018 and 2037.

As at December 31, 2017	$
Argentina	399,680
Mexico	53,064
Peru	71
Canada	6,877
U.S.A.	7,181
Tax operating losses	466,873

Canada Revenue Agency Reassessment

On January 27, 2015, we received a Notice of Reassessment (“NOR”) from the Canada Revenue Agency (“CRA”) in the amount of approximately C$41,400,000 plus interest of C$6,580,000 related to the tax treatment of the 2010 sale of shares of our subsidiary that owned and operated the Snowfield and Brucejack projects. In order to appeal the NOR, we were required to make a minimum payment of 50% of the reassessed amount claimed by the CRA under the NOR plus interest accrued to the date of the NOR. On February 26, 2015, we paid C$24,090,000 ($19,231,000) (the “Deposit”) to the CRA and recorded this amount plus accrued interest as an income tax receivable. In August 2016, we announced that we executed minutes of settlement (the “Settlement Agreement”) with the Department of Justice (“DOJ”) to resolve the NOR in our favor. Pursuant to the terms of the Settlement Agreement, the CRA issued a new notice of reassessment for each of the 2010 and 2011 taxation years reversing the NOR, and refunded to us the Deposit, plus accrued interest from the date of payment of the Deposit.